Derivative financial instruments (Tables)	3 Months Ended
Mar. 31, 2011
Derivative financial instruments (Tables) [Abstract]
Assets and liabilities balances of derivatives measured at fair value and the effects of their recognition

	Assets				Liabilities
	As of March 31 (Unaudited)		As of December 31		As of March 31 (Unaudited)		As of December 31
	2011		2010		2011		2010
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. floating & fixed swap	—	431	—	300	—	—	—	—
EURO floating rate vs. USD floating rate swap	1	—	1	—	—	—	—	—
USD floating rate vs. fixed USD rate swap	—	—	—	—	3	—	4	—
EuroBond Swap	—	34	—	—	—	—	—	8
Pre Dollar Swap	—	3	—	1	—	—	—	—
AUD floating rate vs. fixed USD rate swap	—	—	2	—	—	—	—	—

	1	468	3	301	3	—	4	8

Commodities price risk
Fixed price program	16	—	13	—	3	—	12	—
Strategic program	—	—	—	—	—	—	15	—
Bunker Oil Hedge	40	—	16	—	—	—	—	—
Coal	—	—	—	—	—	—	2	—
Maritime Freight Hiring Protection Program	—	—	—	—	—	—	2	—

	56	—	29	—	3	—	31	—

Derivatives designated as hedge
Foreign exchange cash flow hedge	46	—	20	—	—	—	—	—
Strategic Nickel	—	—	—	—	—	61	—	53

	46	—	20	—	—	61	—	53

Total	103	468	52	301	6	61	35	61

Effects of derivatives

The following table presents the effects of derivatives for the periods ended:

	Amount of gain or (loss) recognized as financial income (expense)			Financial settlement			Amount of gain or (loss) recognized in OCI
	Three-month period ended (unaudited)			Three-month period ended (unaudited)			Three-month period ended (unaudited)
	March 31, 2011	December 31, 2010	March 31, 2010	March 31, 2011	December 31, 2010	March 31, 2010	March 31, 2011	December 31, 2010	March 31, 2010
Derivatives not designated as hedge

Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	175	259	(50)	(48)	(819)	(29)	—	—	—
EURO floating rate vs. USD floating rate swap	—	—	—	—	1	—	—	—	—
USD floating rate vs. USD fixed rate swap	—	—	(1)	1	(2)	2	—	—	—
Swap Convertibles	—	—	—	—	—	—	—	—	—
Swap NDF	—	—	—	—	—	—	—	—	—
EuroBond Swap	42	1	—	—	—	—	—	—	—
Pre Dollar Swap	2	—	—	—	—	—	—	—	—
AUD floating rate vs. fixed USD rate swap	—	1	2	(2)	(1)	(1)	—	—	—

	219	261	(49)	(49)	(821)	(28)	—	—	—

Commodities price risk
Nickel
Fixed price program	13	—	(9)	(1)	—	(1)	—	—	—
Purchase program	—	—	—	—	—	—	—	—	—
Strategic program	15	(2)	(139)	—	39	14	—	—	—
Natural gas	—	—	—	—	—	—	—	—	—
Aluminum	—	—	—	7	—	16	—	—	—
Maritime Freight Hiring Protection Program	—	5	(3)	2	(11)	(10)	—	—	—
Coal	—	(2)	(1)	2	2	—	—	—	—
Bunker Oil Hedge	32	13	(6)	(8)	(7)	(13)	—	—	—

	60	14	(158)	2	23	6	—	—	—

Embedded derivatives:
For nickel concentrate costumer sales	—	—	—	—	—	—	—	—	—
Customer raw material contracts	—	—	—	—	—	—	—	—	—
Energy — Aluminum options	(7)	(7)	(23)	—	—	—	—	—	—

	(7)	(7)	(23)	—	—	—	—	—	—

Derivatives designated as hedge
Bunker Oil Hedge	—	—	—	—	—	—	—	—	—
Aluminum	—	—	—	—	18	13	—	7	2
Strategic Nickel	(33)	1	—	33	—	—	(9)	(25)	(53)
Foreign exchange cash flow hedge	—	204	—	(13)	(225)	(4)	14	(115)	28

	(33)	205	—	20	(207)	9	5	(133)	(23)

Total	239	473	(230)	(27)	(1,005)	(13)	5	(133)	(23)

Final maturity dates	Final maturity dates for the above instruments are as follows:

Interest rates/ Currencies	December 2019
Bunker Oil	December 2011
Nickel	December 2012